Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
EXECUTIVE COMPENSATION
Our compensation philosophy is to support V2X’s business strategy within the principles of competitiveness, full disclosure and consistent alignment with long-term value creation. We believe our philosophy encourages individual and group behaviors that balance risk and reward while supporting sustained growth and earnings performance. A substantial portion of our executive compensation is tied to the Company’s internal business and financial performance and share price performance. If internal business and financial performance or share price performance falls below identified thresholds, at-risk incentive compensation is reduced or not paid at all.
As required by Item 402(v) of Regulation S-K, the following table and accompanying footnotes and discussion provide certain information regarding executive compensation and measures of Company performance in the last three fiscal years.
Pay Versus Performance Table
Fiscal Year(1)	Summary Compensation Table Total for CEO ($)(2)	Compensation Actually Paid for CEO ($)(3)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(4)	Average Compensation Actually Paid for Non-CEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($)(8)	Adjusted Diluted Earnings Per Share ($)(9)
					Company Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)
2022	4,619,679	4,505,434	6,866,764	8,171,106	80.55	101.87	(14,330,000)	4.16
2021	4,083,541	3,185,883	1,049,196	854,711	89.29	107.72	45,728,000	3.96
2020	3,441,257	3,301,633	1,011,132	993,030	97.00	105.62	36,951,000	3.09

(1)
Year-ended December 31.

(2)
Amounts in this column reflect the total compensation as reported in the Summary Compensation Table for Charles L. Prow, President and Chief Executive Officer.

(3)
Amounts in this column reflect the Summary Compensation Table total for Charles L. Prow, President and Chief Executive Officer minus the value of Stock Awards and Option Awards granted in the year (as reported in the Summary Compensation Table), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For a reconciliation, see the table below.

(4)

(5)
Amounts in this column reflect the average Summary Compensation Table total for all Non-CEO NEOs (as disclosed in footnote 4 above) minus the value of Stock Awards and Option Awards granted in the year (as reported in the Summary Compensation Table), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. Amounts also reflect the one-time Vertex Merger Grant in 2022 that impacts the average Compensation Actually Paid for the Non-CEO NEOs for 2022. For a reconciliation, see the table below.

(6)
As of year-ended December 31, assuming an initial investment of $100 on December 31, 2019.

(7)
Reflects S&P Aerospace and Defense Select Industry Index.

(8)
As of year-ended December 31.

(9)
Year-ended December 31.

CEO SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2022	831,310	1,251,965	36,391	4,619,679	(2,500,013)	2,385,768	4,505,434
2021	764,619	1,185,106	33,844	4,083,541	(2,099,972)	1,202,314	3,185,883
2020	738,467	769,400	33,371	3,441,257	(1,900,019)	1,760,395	3,301,633

Average Non-CEO NEOs SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2022	286,439	410,925	15,530	6,866,764	(6,153,870)	7,458,212	8,171,106
2021	375,981	298,504	13,706	1,049,196	(361,005)	166,520	854,711
2020	397,271	235,775	15,577	1,011,132	(362,509)	344,407	993,030

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year. We do not offer a pension plan, therefore, no adjustment for pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

Company Selected Measure Name	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)
Year-ended December 31.

(2)
Amounts in this column reflect the total compensation as reported in the Summary Compensation Table for Charles L. Prow, President and Chief Executive Officer.

(3)
Amounts in this column reflect the Summary Compensation Table total for Charles L. Prow, President and Chief Executive Officer minus the value of Stock Awards and Option Awards granted in the year (as reported in the Summary Compensation Table), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For a reconciliation, see the table below.

(4)

(5)
	Amounts in this column reflect the average Summary Compensation Table total for all Non-CEO NEOs (as disclosed in footnote 4 above) minus the value of Stock Awards and Option Awards granted in the year (as reported in the Summary Compensation Table), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. Amounts also reflect the one-time Vertex Merger Grant in 2022 that impacts the average Compensation Actually Paid for the Non-CEO NEOs for 2022.
Peer Group Issuers, Footnote [Text Block]	(6) As of year-ended December 31, assuming an initial investment of $100 on December 31, 2019. (7) Reflects S&P Aerospace and Defense Select Industry Index.
PEO Total Compensation Amount	$ 4,619,679	$ 4,083,541	$ 3,441,257
PEO Actually Paid Compensation Amount	$ 4,505,434	3,185,883	3,301,633
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2022	831,310	1,251,965	36,391	4,619,679	(2,500,013)	2,385,768	4,505,434
2021	764,619	1,185,106	33,844	4,083,541	(2,099,972)	1,202,314	3,185,883
2020	738,467	769,400	33,371	3,441,257	(1,900,019)	1,760,395	3,301,633

Non-PEO NEO Average Total Compensation Amount	$ 6,866,764	1,049,196	1,011,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,171,106	854,711	993,030
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-CEO NEOs SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2022	286,439	410,925	15,530	6,866,764	(6,153,870)	7,458,212	8,171,106
2021	375,981	298,504	13,706	1,049,196	(361,005)	166,520	854,711
2020	397,271	235,775	15,577	1,011,132	(362,509)	344,407	993,030

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year. We do not offer a pension plan, therefore, no adjustment for pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income/(Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Adjusted Diluted EPS
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR versus Peer Group TSR
Tabular List [Table Text Block]
Most Important Performance Measures to Determine CAP for 2022
The five items listed below represent the most important metrics we used to determine CAP for 2022 as further described in our “Compensation Discussion and Analysis.”
Most Important Performance Measures
Adjusted Diluted Earnings Per Share
Days Sales Outstanding
Revenue
New Business
Individual Strategic Achievements

Total Shareholder Return Amount	$ 80.55	89.29	97
Peer Group Total Shareholder Return Amount	101.87	107.72	105.62
Net Income (Loss)	$ (14,330,000)	$ 45,728,000	$ 36,951,000
Company Selected Measure Amount	4.16	3.96	3.09
PEO Name	Charles L. Prow
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Days Sales Outstanding
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	New Business
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Individual Strategic Achievements
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 831,310	$ 764,619	$ 738,467
Bonus and Non-Equity Incentive Plan Compensation	1,251,965	1,185,106	769,400
Other Compensation	36,391	33,844	33,371
PEO [Member] | Deductions Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,500,013)	(2,099,972)	(1,900,019)
PEO [Member] | Additions Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,385,768	1,202,314	1,760,395
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	286,439	375,981	397,271
Bonus and Non-Equity Incentive Plan Compensation	410,925	298,504	235,775
Other Compensation	15,530	13,706	15,577
Non-PEO NEO [Member] | Deductions Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,153,870)	(361,005)	(362,509)
Non-PEO NEO [Member] | Additions Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,458,212	$ 166,520	$ 344,407